Land Use Rights	12 Months Ended
Sep. 30, 2024
Land Use Rights [Abstract]
LAND USE RIGHTS

NOTE 7 – LAND USE RIGHTS

Land use rights as of September 30, 2024 and 2023 consisted of the following:

	2024	2023
Land use rights, cost	$5,015,749	$4,824,826
Less: accumulated amortization	(642,591)	(512,477)
Land use rights, net	$4,373,158	$4,312,349

Amortization expense was $73,726, $58,778 and $32,087 for the years ended September 30, 2024, 2023 and 2022, respectively.